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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 21st Floor
         New York, NY 10153

Form 13F File Number: 28-06339

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Jackelow
Title: Chief Financial Officer
Phone: 212-457-8010

Signature, Place, and Date of Signing:


/s/ Brian Jackelow                         New York, NY       November 16, 2009
-------------------------------------   ------------------   -------------------
(Signature)                                (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         13
Form 13F Information Table Value Total:    511,180
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-06341               SAB Capital Advisors, L.L.C.

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                                        VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ----------------------
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X1000)    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AXIS CAPITAL HOLDINGS              SHS       G0692U109    5,432    180,000 SH       DEFINED           1    180,000      0    0
CARE INVESTMENT TRUST INC          COM       141657106   21,694  2,828,399 SH       DEFINED           1  2,828,399      0    0
CVS CAREMARK CORPORATION           COM       126650100   58,506  1,637,000 SH       DEFINED           1  1,637,000      0    0
ENDURANCE SPECIALTY HLDGS LT       SHS       G30397106  112,676  3,089,558 SH       DEFINED           1  3,089,558      0    0
ENDURANCE SPECIALTY HLDGS LT       SHS       G30397106   40,846  1,120,000 SH  PUT  DEFINED           1  1,120,000      0    0
FIRST AMERN CORP CALIF             COM       318522307   58,314  1,801,494 SH       DEFINED           1  1,801,494      0    0
GENWORTH FINL INC               COM CL A     37247D106   30,114  2,520,000 SH       DEFINED           1  2,520,000      0    0
HUNTINGTON BANCSHARES INC          COM       446150104   23,441  4,976,900 SH       DEFINED           1  4,976,900      0    0
KKR FINANCIAL HLDGS LLC      NOTE 7.000% 7/1 48248AAB4   37,087 41,750,000 PRN      DEFINED           1 41,750,000      0    0
MFA FINANCIAL INC                  COM       55272X102   38,121  4,789,115 SH       DEFINED           1  4,789,115      0    0
MORGAN STANLEY                   COM NEW     617446448   79,443  2,572,624 SH       DEFINED           1  2,572,624      0    0
PFSWEB INC                       COM NEW     717098206      130     78,084 SH       DEFINED           1     78,084      0    0
PLATINUM UNDERWRITER HLDGS L       COM       G7127P100    5,376    150,000 SH       DEFINED           1    150,000      0    0